ML MBS Services Limited UNAUDITED FINANCIAL STATEMENTS AS OF MARCH 31, 2010 AND FOR THE QUARTER ENDED MARCH 31, 2010

ML MBS SERVICES LIMITED
INDEX TO FINANCIAL STATEMENT SCHEDULES

Page

Statement of Earnings	2

Balance Sheet	3

Notes to the financial statements	4 -6

ML MBS SERVICES LIMITED
STATEMENT OF EARNINGS

For the quarter ended March 31, 2010 (Unaudited)
£m

Principal transactions income, net	-

NET EARNINGS	-

The accompanying notes are an integral part of the financial statements.

ML MBS SERVICES LIMITED
BALANCE SHEET

	Note	As at March 31, 2010 (Unaudited)	As at March 31, 2010 (Unaudited)
		£m	£m

ASSETS

Trading assets, at fair value	4
- Affiliates		1,185

TOTAL ASSETS			1,185

LIABILITIES

Trading liabilities, at fair value	4
- Affiliates		-
- Non-affiliates		1,185

			1,185
TOTAL LIABILITIES

			-

MEMBER’S EQUITY

Contributed Capital (£1 per share; 2 shares issued)	6		-

TOTAL MEMBER’S EQUITY			-

The accompanying notes are an integral part of the financial statements.

ML MBS SERVICES LIMITED

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization

ML MBS Services Limited (hereinafter referred to as the “Company”) is a Limited Liability Company registered in the United Kingdom.

The Company has aligned its financial year with that of its ultimate parent company, Bank of America Corporation ("BAC"), following the completion of the all-stock acquisition of Merrill Lynch & Co., Inc. by BAC on 1st January 2009.

The Company is a wholly-owned subsidiary of Merrill Lynch European Asset Holdings Inc., a U.S. incorporated legal entity. The ultimate parent company and controlling party is Bank of America Corporation (BAC), a company incorporated in the State of Delaware in the United States of America.

Nature of Operations

The Company is principally engaged in intermediating cross-currency swaps.

NOTE 2. BASIS OF PREPARATION

The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America.

The preparation of the financial statements require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses.  Actual results may differ from estimates.

Principal transactions income, net, comprises unrealised gains and losses on trading assets and liabilities, carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between marketplace participants. Gains and losses are recognised on a trade date basis.

The functional and reporting currency of the Company is the British Pound.  The financial statements are presented in British Pounds.

NOTE 3. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB amended Derivatives Accounting to improve transparency in financial reporting by requiring enhanced disclosures of an entity’s derivative instruments and hedging activities and their effects on the entity’s financial position, financial performance, and cash flows. The amendments apply to all derivative instruments within the scope of Derivatives Accounting. The Company adopted the amendments to Derivatives Accounting on January 1, 2009, effective prospectively.

ML MBS SERVICES LIMITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3. NEW ACCOUNTING PRONOUNCEMENTS

In September 2008, the FASB issued new guidance which requires a seller of credit derivatives to provide certain disclosures for each credit derivative (or group of similar credit derivatives). The new guidance also requires guarantors to disclose “the current status of payment/performance risk of guarantees” and clarifies the effective date of the new guidance relative to derivative instruments discussed above. The adoption of this new guidance did not have a material impact on the Company’s financial statements.

In June 2009, the FASB issued guidance which established the FASB Accounting Standards Codification (“Codification”). The Codification became the source of authoritative United States GAAP recognized by the FASB to be applied by nongovernmental entities. The Codification did not change GAAP and was effective for interim and annual periods ending after September 15, 2009.

NOTE 4. TRADING ASSETS AND LIABILITIES, AT FAIR VALUE

The Company’s trading assets and liabilities relate to cross-currency swaps. All cross-currency swaps are carried at fair value with changes reflected in principal transactions income, net. All transactions are measured using Level 2 inputs, that are observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts where value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes U.S. government and agency mortgage-backed debt securities, corporate debt securities, derivative contracts, residential mortgage loans and certain Loans Held For Sale.

NOTE 5.  TRANSACTIONS WITH RELATED PARTIES

The Company intermediates all trades with Merrill Lynch International Bank Limited, an affiliated entity.

The cost and expenses incurred on behalf of the Company’s organization and ongoing activities, including legal and audit fees, were borne by Merrill Lynch Europe Limited, an affiliated entity.

All related party transactions have been made on an arm’s length basis.

NOTE 6.  MEMBER’S EQUITY

The Company has authorized share capital of 100 ordinary shares at £1 per share and has in issue 2 ordinary shares at £1 per share.  Merrill Lynch European Asset Holdings Inc. subscribed those shares.

ML MBS SERVICES LIMITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 7. CASH FLOWS FOR THE QUARTER ENDED MARCH 31, 2010

No cash has been used or received from operating, investing or financing activities for the quarter ended March 31, 2010. As a result, a Statement of Cash Flows has not been presented.

NOTE 8. CONCENTRATION

All transactions are with either Merrill Lynch International Bank Limited or an unaffiliated special purpose entity that is unrated. The special purpose entity is used by an unaffiliated company to issue structured notes.

NOTE 9. RISK MANAGEMENT

All market and credit risk is borne by Merrill Lynch International Bank Limited, an affiliated entity.

NOTE 10. TAXES

As the Company generates no income no tax liabilities are incurred.